5. GROUP STRUCTURE	12 Months Ended
Dec. 31, 2019
Group Structure
GROUP STRUCTURE

5.1. Business combinations

5.1.1 Corporate reorganization

The corporate reorganizations mentioned below are carried out in order to obtain important benefits for the Company and all its corporate group, as they will allow for enhanced operating efficiency; an optimized use of available resources; the leveraging of technical, administrative and financial structures; and the implementation of converging policies, strategies and goals. Furthermore, the complementarity between the participating companies could be leveraged, thus reducing costs resulting from the duplication and overlapping of operating and administrative structures.

The following reorganizations were perfected by means of a merger through absorption process, under the terms of tax neutrality pursuant to articles 80 and following of the Income Tax Law, whereby the absorbed companies will be dissolved without liquidation subject to the stipulations of the PMC and the provisions of sections 82 to 87 of Argentine Commercial Companies General Law, the CNV provisions, the BCBA Listing Rules and other provisions, the IGJ provisions and all other applicable legal and regulatory provisions.

5.1.1.1 2017 Reorganization

On September 22, 2017, the Company’s Board of Directors informed that the companies which would take part in the merger would be the Company, as absorbing company, and BLL, CTG, CTLL, EG3 Red, INDISA, INNISA, IPB, PP II and PEPASA, as absorbed companies.

The merger became effective on October 1, 2017, date as from which the transfer of the absorbed companies’ equity to the absorbing company became effective and, therefore, all their rights and obligations, assets and liabilities will become incorporated into the absorbing company’s equity, all of which subject to the corresponding corporate approvals under the applicable law and the registration with the Public Registry of Commerce of the merger and the dissolution without liquidation of the absorbed companies.

On December 21, 2017, the Board of Directors of Pampa Energía, as absorbing company and BLL, CTG, CTLL, EG3 Red, INDISA, INNISA, IPB, PP II and PEPASA, as absorbed companies, approved the Previous Fusion Commitment, and on April 27, 2018, the Extraordinary General Meetings of Shareholders approved the merger in agreement with the terms of the Previous Fusion Commitment.

On June 1, 2018, the final merger agreement was entered into between Pampa and the absorbed companies and was filed for registration before the applicable controlling authorities. On July 20, 2018 the CNV’s authorization on merger publication was obtained and on August 2, 2018, the Public Registry registered the merger. On August 15, 2018, the exchange of PEPASA, CTG, INNISA and INDISA shares for 144,322,083 of the Company was effected, with 1,880 shares remaining as treasury shares since they were fractional or decimal shares which were paid in cash. As of December 31, 2018, in accordance with current regulations, the Company proceeded to sell those shares. There was no exchange ratio for the remaining companies, as Pampa direct and indirect held 100% of the capital stock of these companies.

5.1.1.2 PAMPA – PEFM merger

On August 30, 2019, the Company and PEFM’s respective Boards of Directors approved the merger through absorption between the Company, as absorbing company, and PEFM, as absorbed company, establishing July 1, 2019 as the merger's effective date, as from which all PEFM’s rights and obligations, assets and liabilities were incorporated into the Company’s equity. There was no exchange ratio as the Company directly and indirectly held 100% of PEFM’s capital stock.

On October 15, 2019, the Company and PEFM’s respective Shareholders’ Meetings approved the merger process. On February 19, 2020, the CNV’s authorization on merger publication was obtained, its registration with the Public Registry remains pending.

5.1.1.3 PAMPA – CPB merger

On October 8, 2019, the Company’s Board of Directors instructed to move forward with the tasks allowing to assess the benefits of a merger through absorption process between the Company, as absorbing company, and CPB, as absorbed company, establishing January 1, 2020 as the merger's effective date.

5.1.2 Sale of participations and plant

5.1.2.1 Sale of interest in Greenwind

With the purpose of incorporating into the project a strategic partner contributing part of the investments necessary for the development of the Mario Cebreiro Wind Farm, on March 10, 2017, CTLL and PP entered into an agreement with Valdatana Servicios y Gestiones S.L.U., an entity which later changed its name to Viento Solutions S.L. for the sale of 50% of Greenwind’s capital stock and rights for a total amount of U$S 11.2 million.

5.1.2.2 Sale of interest in Oldelval

On November 2, 2018, the Company entered into an agreement with ExxonMobil Exploration Argentina S.R.L. for the sale of 21% of Oldelval’s capital stock and rights, maintaining the remaining 2.1% interest.

Subsequently, on November 27, 2018, the transaction was closed upon the meeting of the applicable precedent conditions, the purchase price paid by the purchaser amounted to U$S 36.4 million. As a result of the transaction, the Company has recognized a U$S 28 million gain, before taxes.

5.1.2.3     Sale of the Dock Sud storage terminal

On March 6, 2019, the Company agreed with Raízen Argentina, a licensee of the Shell brand, on the sale, subject to the meeting of certain conditions precedent which are customary for this kind of transactions, of the Dock Sud storage terminal, which tank yard has a total installed capacity of 228 thousand m3.

On March 30, 2019, after the meeting of all precedent conditions, the transfer of the Dock Sud Terminal to the purchaser was completed at a price of U$S 19.5 million, plus U$S 2 million on account of products. The transaction resulted in profits before income tax in the amount of U$S 1 million, which are disclosed in item “Gains/losses on the sale of Property, plant and equipment” under “Other operating income”.

5.2 Discontinued operations

As of December 31, 2018 and 2017, the results of operations related to divestment transactions detailed below, have been disclosed within “Discontinued Operations” in the consolidated statement of comprehensive income.

5.2.1 Sale of PELSA shares and certain oil areas

On January 16, 2018, the Company agreed to sell to Vista Oil & Gas S.A.B. de C.V. (“Vista”) its direct 58.88% interest in PELSA and its direct interests in the Entre Lomas, Bajada del Palo, Agua Amarga and Medanito-Jagüel de los Machos blocks, in line with the Company's strategy to focus its investments and human resources both on the expansion of its power generation installed capacity and on the exploration and production of natural gas, placing a special focus on the development and exploitation of unconventional gas reserves, as well as to continue investing on the development of its utility concessions.

On April 4, 2018, upon the meeting of all applicable conditions precedent, the transaction was closed. The price paid by Vista, considering the agreed adjustments regarding interests in PELSA, amounted to U$S 389 million. This transaction generated a profit comprehensive income net of taxes in the amount of U$S 30 million, as follows:

12.31.2018
Sale price (2)	270
Book value of assets sold and costs associated with the transaction	(226)
Result for sale	44
Interests (1)	4
Income tax	(22)
Imputed in results	26

Other comprehensive income (loss)
Reclasification exchange differences on translation	6
Income tax	(2)
Imputed in Other comprehensive income	4

Total comprehensive income	30

(1)	Are exposed in "Financial income" in the consolidated statement of comprehensive income related to discontinued operations.
(2)	Sale price recorded as of December 31, 2018 arises from the financial statements denominated in pesos in accordance with IAS 29, and was translated into U.S. Dollars using the exchange rate as of that date.

5.2.2 Sale of assets in the Refining and Distribution segment

On December 7, 2017, the Company executed with Trafigura Ventures B.V and Trafigura Argentina S.A. an agreement for the sale of certain assets in the Company’s refining and distribution segment based on the conviction that the oil refining and distribution business calls for a larger scale to attain sustainability.

The assets subject-matter of the transaction were: (i) the Ricardo Eliçabe refinery; (ii) the Avellaneda lubricants plant; (iii) the Caleta Paula reception and dispatch plant; and (iv) the network of gas stations currently operated under Petrobras branding. The Dock Sud storage facility was excluded from the sale, as well as the Company's investment in Refinería del Norte S.A.

Pursuant to the foregoing, and in relation with the measurement of the assets and liabilities subject to this transaction at the lower of fair value less cost to sell and the carrying value, as of December 31, 2017, the Company recognized an impairment of Intangible assets and Property, plant and equipment in the amount of U$S 28 million.

On May 9, 2018, upon the meeting of all applicable precedent conditions the transaction was subject to, the closing of the sale to Trafigura was carried out. After applying the adjustments stipulated in the purchase and sale agreement, the transaction price amounted to U$S 124.5 million. Furthermore, after the closing of the transaction, Trafigura paid to Pampa U$S 56 million for the purchase of crude oil.

As of December 31, 2018, the closing of the transaction did not generate additional profits or losses, according to the following detail:

12.31.2018
Sale price (1)	28
Book value of assets sold and costs associated with the transaction	(28)
Result for sale	-

(1) Sale price recorded as of December 31, 2018 arises from the financial statements denominated in pesos in accordance with IAS 29, and was translated into U.S. Dollars using the exchange rate as of that date.

The Company considers that under IFRS it has transferred control over the whole assets since, pursuant to the participation agreements entered into with Trafigura, it has not retained the power to redirect their use or substantially derive other benefits. However, as of the issuance of these Consolidated Financial Statements the process for the legal transfer and actual assignment of the agreements associated with three gas stations has started with the rebranding of to the “Puma” brand, owned by Trafigura, this process is expected to end during the first semester of 2020.

5.2.3 Relevant information on discontinued operations

As of December 31, 2018:

	Oil and gas	Refining and distribution	Eliminations	Total
Revenue	66	422	(90)	398
Cost of sales	(33)	(361)	91	(303)
Gross profit	33	61	1	95

Selling expenses	(2)	(33)	-	(35)
Administrative expenses	(1)	(4)	-	(5)
Other operating income	1	6	-	7
Other operating expenses	(6)	(10)	-	(16)
Result from the sale of share of profit and property, plant and equipment	44	-	-	44
Operating income	69	20	1	90

Gain on monetary position, net	7	2	(1)	8
Finance income	4	1	-	5
Finance costs	(1)	-	-	(1)
Other financial results	(4)	22	-	18
Financial results, net	6	25	(1)	30
Income before income tax	75	45	-	120

Income tax	(26)	(14)	-	(40)
Profit of the year from discontinued operations	49	31	-	80

Other comprehensive income (loss)
Items that will not be reclassified to profit or loss
Income tax	(2)	-	-	(2)
Reclasification exchange differences on translation	6	-	-	6
Exchange differences on translation	4	-	-	4
Other comprehensive income of the year from discontinued operations	8	-	-	8
Total comprehensive income of the year from discontinued operations	57	31	-	88

	Oil and gas	Refining and distribution	Eliminations	Total
Total income of the year from discontinued operations attributable to:
Owners of the company	47	31	-	78
Non - controlling interest	2	-	-	2
	49	31	-	80

Total comprehensive income of the year from discontinued operations attributable to:
Owners of the company	53	31	-	84
Non - controlling interest	4	-	-	4
	57	31	-	88

As of December 31, 2017:

	Oil and gas	Refining and distribution	Eliminations	Total
Revenue	259	728	(296)	691
Cost of sales	(251)	(618)	297	(572)
Gross profit	8	110	1	119

Selling expenses	(8)	(82)	-	(90)
Administrative expenses	(6)	(19)	-	(25)
Exploration expenses	(1)	-	-	(1)
Other operating income	16	10	-	26
Other operating expenses	(8)	(13)	-	(21)
Result from the sale of property, plant and equipment	-	(28)	-	(28)
Operating income (loss)	1	(22)	1	(20)

Financial income	1	1	-	2
Financial expenses	-	(1)	-	(1)
Other financial results	(10)	(1)	-	(11)
Financial results, net	(9)	(1)	-	(10)
Income (loss) before income tax	(8)	(23)	1	(30)

Income tax	(28)	8	-	(20)
Profit (loss) of the year from discontinued operations	(36)	(15)	1	(50)

Other comprehensive income (loss)
Items that will not be reclassified to profit or loss
Income tax	2	-	-	2
Exchange differences on translation	(16)	-	-	(16)
Other comprehensive loss of the year from discontinued operations	(14)	-	-	(14)

Total comprehensive income (loss) of the year from discontinued operations	(50)	(15)	1	(64)

	Oil and gas	Refining and distribution	Eliminations	Total
Total income (loss) of the year from discontinued operations attributable to:
Owners of the company	(41)	(15)	1	(55)
Non - controlling interest	5	-	-	5
	(36)	(15)	1	(50)

Total comprehensive income (loss) of the year from discontinued operations attributable to:
Owners of the company	(48)	(15)	1	(62)
Non - controlling interest	(2)	-	-	(2)
	(50)	(15)	1	(64)

The consolidated statement of cash flows related to discontinued operations is presented below:

	12.31.2018	12.31.2017

Net cash (used in) generated by operating activities	(46)	87
Net cash used in investing activities	-	(50)
Net cash generated by (used in) financing activities	42	(31)
(Decrease) increase in cash and cash equivalents from discontinued operations	(4)	6

Cash and cash equivalents at the begining of the year	6	4
Loss on net monetary position generated by cash and cash equivalents	(2)	(4)
(Decrease) increase in cash and cash equivalents	(4)	6
Cash and cash equivalents at the end of the year	-	6

5.3.  Interest in subsidiaries, associates and joint ventures

5.3.1 Subsidiaries information

Unless otherwise indicated, the capital stock of the subsidiaries consists of common shares, each granting the right to one vote. The country of the registered office is also the principal place where the subsidiary develops its activities.

			12.31.2019	12.31.2018
Company	Country	Main activity	Direct and indirect participation %	Direct and indirect participation %
Corod	Argentina	Oil	100.00%	100.00%
CPB	Argentina	Generation	100.00%	100.00%
CPB Energía S.A.	Argentina	Generation	100.00%	100.00%
EcuadorTLC	Ecuador	Oil	100.00%	100.00%
Edenor (1)(7)	Argentina	Distribution of energy	56.32%	52.18%
Enecor S.A.	Argentina	Transportation of electricity	69.99%	69.99%
HIDISA	Argentina	Generation	61.00%	61.00%
HINISA	Argentina	Generation	52.04%	52.04%
PACOSA	Argentina	Trader	100.00%	100.00%
PEA (2)	Argentina	Generation	-	100.00%
PEB	Bolivia	Investment	100.00%	100.00%
PACOGEN	Argentina	Investment	100.00%	100.00%
PEFM (3)	Argentina	Generation	-	100.00%
Petrobras Energía Colombia Gran Cayman (4)	Colombia	Oil	-	100.00%
Petrobras Energía Ecuador	Gran Cayman	Investment	100.00%	100.00%
Energía Operaciones ENOPSA S.A.	Ecuador	Oil	100.00%	100.00%
Petrolera San Carlos S.A.	Venezuela	Oil	100.00%	100.00%
PHA (5)	Argentina	Investment	100.00%	100.00%
PISA	Uruguay	Investment	100.00%	100.00%
PP	Argentina	Investment	100.00%	100.00%
PPSL (6)	Spain	Investment	-	100.00%
TGU	Uruguay	Gas transportation	100.00%	100.00%
Transelec	Argentina	Investment	100.00%	100.00%
Trenerec Energía Bolivia S.A.	Bolivia	Investment	100.00%	100.00%
Trenerec S.A.	Ecuador	Investment	100.00%	100.00%

(1)	Corresponds to effective interest considering the treasury shares in Edenor´s effect (54.3664% nominal interest)
(2)	On May 29, 2019, PEA’s Shareholders’ Meetings resolved to change its corporate name to CTB. In the month of June 2019, the Company sold to PACOGEN and YPF 48% and 50%, respectively, of its interest in CTB, whereas PP sold to PACOGEN 2% of its interest in CTB.
(3)	See Note 5.1.1.2.
(4)	Liquidated in January 2019.
(5)	On March 28, 2019, the Company approved PHA’s international address change from Madrid (Spain), to the Autonomous City of Buenos Aires (Republic of Argentina), and on September 20, 2019, the change of jurisdiction was registered with the Public Registry.
(6)	Liquidated in December 2019.
(7)	As of December 31, 2019, the quotation of Edenor's ordinary shares and ADR published on the BCBA and the NYSE was $ 24.05 and U$S 6.26 per share, respectively, granting to Pampa (direct and indirect) ownership an approximate stake market value of U$S 149 million. It should be noted that, as of December 31, 2019, participation in Edenor does not exceed its recoverable value.

5.3.1.1 Summarised financial information for each subsidiary that has significant non-controlling interest

Non-controlling interests in subsidiaries are not significant for the Company, except for Edenor with 54.3664% equity interest.

Edenor is registered in Argentina, which is also the place where it develops its activities.

5.3.1.1.1 Edenor’s Summary statement of financial position

	12.31.2019	12.31.2018
Non Current
Total non current assets	1,696	1,679

Borrowings	137	191
Other non current liabilities	460	474
Total non current liabities	597	665

Current
Cash and cash equivalents	7	1
Other current assets	292	363
Total current assets	299	364

Borrowings	28	29
Other current liabilities	383	528
Total current liabilities	411	557

Total equity	988	821
Non-controlling interest	451	396

5.3.1.1.2 Edenor’s Summary statement of comprehensive income

	12.31.2019	12.31.2018	12.31.2017
Revenue	1,502	1,484	1,050
Depreciation	(77)	(68)	(57)
Interest income	20	18	12
Interest expense	(113)	(132)	(68)
Profit for the year before tax	381	164	148
Income tax	(178)	(50)	(14)
Profit for the year	203	114	134
Other comprehensive loss	-	(1)	-
Total comprehensive profit of the year	203	113	134

Income of the year attributable to non-controlling interest	98	55	65
Other comprehensive income of the year attributable to non-controlling interest	-	(1)	-
Comprehensive income of the year attributable to non-controlling interest	98	54	65

5.3.1.1.3 Edenor’s Summary statement of cash flow

	12.31.2019	12.31.2018	12.31.2017
Net cash generated by operating activities	170	255	78
Net cash used in investing activities	(86)	(221)	(63)
Net cash used in financing activities	(85)	(56)	(13)
(Decrease) increase in cash and cash equivalents	(1)	(22)	2

Cash and cash equivalents at the begining of the year	1	3	3
Loss on net monetary position generated by cash and cash equivalents	7	19	2
Cash and cash equivalents at the end of the year	7	-	7

5.3.2  Investments in associates and joint ventures

The following table presents the main activity and financial information used for valuation and percentages of participation in associates and joint ventures:

		Information about the issuer
	Main activity	Date	Share capital	Profit (loss) of the period / year	Equity	Direct and indirect participation %
Associates
Refinor	Refinery	09.30.2019	2	(3)	57	28.50%
OCP (1)	Investment	12.31.2019	100	22	266	15.91%
TGS (2)(5)	Transport of gas	12.31.2019	13	214	803	27.193%

Joint ventures
CIESA (2)	Investment	12.31.2019	11	109	405	50.00%
Citelec (3)	Investment	12.31.2019	9	38	176	50.00%
Greenwind	Generation	12.31.2019	-	(1)	(11)	50.00%
CTB (4)	Generation	12.31.2019	143	40	227	50.00%

(1)	The Company holds an indirect interest of 15.91% through PEB.
(2)	The Company holds a direct and indirect interest of 50% in CIESA, a company that holds a 51% interest in the share capital of TGS. therefore, the Company has an indirect participation of 25.50% in TGS. The Company holds a direct and indirect interest of 1.693% in TGS.
(3)	Through a 50% interest, the company joint controls Citelec, company that controlled Transener with 52.65% of the shares and votes. As a result, the Company has an indirect participation of 26.33% in Transener.
(4)	The Company holds an indirect interest of 50% through PACOGEN.
(5)	As of December 31, 2019, the quotation of TGS's ordinary shares and ADR published on the BCBA and the NYSE was $ 108.65 and U$S 7.17 per share, respectively, granting to Pampa (direct and indirect) ownership an approximate stake market value of U$S 306 million.

The details of the balances of investments in associates and joint ventures are as follows:

	12.31.2019	12.31.2018
Disclosed in non-current assets
Associates
Refinor	20	25
OCP	33	35
TGS	21	-
	74	60
Joint ventures
CIESA	235	259
Citelec	88	88
CTB	114	-

	437	347
	511	407
Disclosed in non-current liabilities
Greenwind (1)	4	4
	4	4

(1)    The Company provides financial assistance to this company.

The following tables show the breakdown of the result from investments in associates and joint ventures:

	12.31.2019	12.31.2018	12.31.2017
Associates
Oldelval	-	3	1
Refinor	(3)	(4)	(3)
OCP	21	35	-
TGS	1	-	-
	19	34	(2)

Joint ventures
CIESA	50	74	25
CTB	13	-	-
Citelec	19	21	27
Greenwind	-	(11)	(2)
	82	84	50

The evolution of investments in associates and joint ventures is as follows:

	Note	12.31.2019	12.31.2018	12.31.2017
At the beginning of the year		403	315	255
Reclassifications (1)		(16)	-	12
Dividends	17	(75)	(19)	-
Decreases		-	(10)	-
Increases		108	-	-
Share of profit		101	118	48
Other comprehensive loss		-	(1)	-
Exchange differences on translation		(14)	-	-
At the end of the year		507	403	315

(1)	In 2019, mainly corresponds to the financial credit with OCP acquired in the transaction with AGIP (see Note 5.3.6.2), and in 2017 corresponds to the deconsolidation for sale of the interest in Greenwind.

5.3.3 Investment in CIESA-TGS

5.3.3.1 Issuance of Corporate Bonds

On May 2, 2018, under the Short and Medium-Term Corporate Bonds Program for a maximum amount of U$S 700 million approved by the CNV, TGS issued Class 2 corporate bonds for U$S 500 million at an annual 6.75% rate. Collected funds will be destined by TGS to: (i) the repurchase of Class 1 corporate bonds, (ii) the redemption of Class 1 corporate bonds; and (iii) capital expenditures.

TGS General Shareholders' Meeting held on August 15, 2019 approved the extension of TGS´s Corporate Bonds Program from U$S 700 million to U$S 1.2 billion. This extension was authorized on October 9, 2019, by the CNV.

5.3.3.2 Acquisition of own shares in TGS

During 2018, TGS’ Board of Directors approved two programs for the repurchase of own shares, on May 9, 2018 and September 6, 2018, which were executed according to the programs established terms. For the definition of these programs, the TGS’ Board of Directors considered TGS’ strong cash position and fund availability, in view of the fact that the TGS’ share price does not reflect either the value or the economic reality its business currently or potentially have.

On March 27, 2019, TGS’ Board of Directors approved a third program for the repurchase of own shares, for a maximum amount of up to $ 1,500 million (in terms of the constitution date).

On August 26, 2019, after terminating the third repurchase program, the TGS’ Board of Directors approved a forth program for the repurchase of own shares for a total amount of $ 3,200 million (in terms of the constitution date).

TGS’s own shares acquired as of October 31, 2019 were distributed as dividend in shares.

Finally, on November 19, 2019, a fifth program for the repurchase of own shares was approved for a total amount of $ 4,000 million (in terms of the constitution date). This program has a 120 days term.

As of December 31, 2019, TGS holds 9,886,755 treasury shares in its portfolio, which represent 1.24% of its total capital stock.

5.3.3.3 Acquisition of TGS’s ADRs by the Company

During the fiscal year ended December 31, 2019, the Company acquired a total number of 1,130,365 TGS’s ADRs, at an acquisition cost of U$S 8 million.

5.3.3.4 Vaca Muerta Project

During 2019, TGS successfully completed the assembly and pressurization works on the facilities of an important project at Vaca Muerta that involves a total investment of approximately U$S 260 million and will materially impact on the development of the Vaca Muerta natural gas reserves.

The project consisted in the construction of a gas collector pipeline that will allow to transport natural gas extracted by natural gas producers to the regulated transport systems operated by TGS and TGN and a gas conditioning plant in Tratayén city.

The Vaca Muerta system have two collector pipelines; the first of them with an extension of 115 kilometers, a 36" diameter and 35 MMm3/d transport capacity (the "Northern Trench") and the second one with an extension of 33 kilometers, 30" diameter and 25 MMm3/d transport capacity (the "South Trench"). The gas transported by these pipelines system will be treated in the new conditioning plant that TGS constructed in Tratayén city, Province of Neuquén with 5.0 MMm3/d of initial capacity.

For the development of this project, the implementation of long-term service agreements with different producers was essential to establish the terms and conditions for the provision of transportation and natural gas conditioning services in order to meet ENERGAS’ regulatory requirements to access to the regulated transport system. In this way, TGS becomes the First Midstreamer of Vaca Muerta.

Additionally, in February 2020, TGS approved an investment project with a 1-year execution estimated period and U$S 15 million estimated investment. The project will consist in the conditioning plant capacity increase by 2.6 MM3/d, the installation of a butane extraction unit and the construction of facilities for the storage and dispatch of liquids.

5.3.4 Investment in CITELEC

5.3.4.1 Employee Shareholding Program – Transba S.A.

In the year 1997, the Executive Branch of the Province of Buenos Aires awarded 100% of Transba’s Series “A”, “B” and “C” shares to Transener. Series “C” shares were awarded subject to the obligation to transfer them to the Employee Shareholding Program benefiting certain Transba employees, Transener holding 89.99% of Transba’s capital stock.

On June 28, 2019, Transener acquired all the shares under such program. Consequently, Transener holds 99.99% of Transba’s capital stock.

5.3.4.2 Repurchase of own Corporate Bonds - Transener

As of December 31, 2019 Transener’s Corporate Bonds Class 2 amounted to U$S 98.5 million, of which U$S 5 million and U$S 2 million have been acquired and by Transba S.A and Transener S.A., respectively.

5.3.5 Investment in CTB

5.3.5.1 Acquisition of CTEB

On May 29, 2019, the Company, after filing a joint offer, received a notification from IEASA whereby PISA, a subsidiary of the Company, through its subsidiary, PACOGEN, and YPF, were awarded National and International Public Tender No. 02/2019, launched pursuant to SGE Resolution No. 160/19, regarding the sale and transfer by IEASA of CTEB. The acquisition of CTEB also involves the assignment in favor of the awardee of the contractual capacity as trustor under the Enarsa-Barragán Financial Trust, the VRDs of which (excluding the VRDs to be acquired by the awardee) amount to U$S 229 million.

CTEB, which is located at the petrochemical complex of the town of Ensenada, Province of Buenos Aires, consists of two open-cycle gas turbines, and has a 567 MW installed capacity.

The awardee will have to obtain the commissioning of the closing of the combined cycle within a term of 30 months as from the Seventh Amendment to the Trust Agreement’s effective date, thus increasing the installed power capacity to 847 MW, with an estimated investment of U$S 200 million.

Both the open and the closed cycle have effective power purchase agreements with CAMMESA under Resolution No. 220/07 issued by the former SE: the first one, entered into on March 26, 2009 and terminating on April 27, 2022, as amended and modified from time to time, and the second one dated March 26, 2013 for a term of 10 years as from the commercial operation of the combined cycle.

On June 26, 2019, the acquisition by CTB, a company co-controlled by YPF and PACOGEN, of CTEB transferred by IEASA was completed. The acquisition’s relative price was U$S 282 million, an amount which includes the final (cash) amount offered in the Tender and the acquired VRDs’ purchase price, paid with a contribution of U$S 200 million received by CTB, settled in equal parts by its co-controlling companies, and with a loan received by CTB from a bank syndicate of U$S 170 million.

The Power Plant will be managed and operated by Pampa and YPF on a rotational basis over 4-year periods. Pampa will be responsible for managing CTEB’s operations until 2023. And YPF, through its subsidiary YPF Energía Eléctrica S.A., will supervise the necessary works for the closing of the combined cycle.

The following table details the consideration transferred and the fair value of the assets acquired and the liabilities assumed by CTB as of June 26, 2019:

in million U$S
Total consideration transferred (1)	(272)
Financial assets at fair value	16
Property, plant and equipment	477
Inventories	8
VRDs	(229)
Fair value of net assets	272

(1)    Includes U$S 53 million for the purchase of the acquired VRDs and considers a U$S 10 million of a price adjustment in favor of CTB.

The fair value of property, plant and equipment items and inventories was calculated considering mainly the depreciated replacement cost of the acquired goods. For this purpose, CTB was assisted by an independent specialist engaged by management.

The replacement cost approach was applied to measure buildings, equipment, installations and works in progress. The methodology applied to determine their fair value entailed:

i.	the calculation of replacement costs (mainly based on consultations with suppliers and the analysis of specialized publications and information),
ii.	an estimate of residual values at the end of their useful life (based on the interest generated by the asset at the end of its useful life and the owner’s disposal policy), and
iii.	the application of deductions for physical, functional and/or economic impairment, if applicable.

The methodology for the determination of the remaining useful life was focused on the analysis of aging, wear and loss of service capacity of the assets resulting from normal use in the activities where they operate.

Regarding the work in progress for the closing of the combined cycle, which will allow a 280 MW rated power capacity increase, an estimate of the work progress’ percentage and the depreciation of the installed equipment was made based on physical inspections and the information supplied by the contracts to complete civil and electromechanical works for the closing of the combined cycle.

Lastly, a comparative sales approach was used to measure lands and vehicles. For this purpose relevant market data was gathered, mainly sales prices of lands in surrounding areas and published sales prices for vehicles.

Additionally, CTB has calculated the weighted present value of future cash flows it expects to receive from the assets to confirm that its fair value does not exceed their recoverable value.

As a result of the described process, CTB has not recorded intangible assets associated with the business acquisition.

5.3.5.2 Financial Trust Agreement

As a result of CTEB’s award, certain amendments were made to the Enarsa-Barragán financial trust agreement entered into between Bice Fideicomisos S.A. (Nación Fideicomisos S.A.’ continuing company), acting as Trustee, and CTB, in its capacity as Trustor substituting IEASA (former ENARSA) (the “Trust Agreement” or the “Trust”).

Under the financial trust, on April 25, 2011, Series B VRDs with public offering for a face value of U$S 582,920,167 were issued. The trust’s underlying flow is made up of the collection rights resulting from the Power Purchase Agreements originally entered into between ENARSA and CAMMESA, where CTB substitutes ENARSA (currently IEASA) as counterparty.

Pursuant to the agreement currently in force, CAMMESA will deposit the amounts required by the Trustee in the trust account, which will be destined to the payment of the Trust’s expenses and taxes, the replenishment of expense, reserve and settlement reserve funds, and the payments of Series B VRDs pursuant to the payment schedule.

On June 26, 2019, CTB entered into a VRDs transfer agreement with IEASA whereby CTB acquired the outstanding Series B VRDs for a price of U$S 53.5 million (equivalent to 109,628,836 Series B VRDs with a face value of U$S 1 each), thus becoming the holder of such VDRs (the “Trustor’s VRDs”).

On August 22, 2019, the seventh amendment to the Trust Agreement was executed, which incorporated several modifications, including the following:

-	as regards the VRDs: i) the granting of a 24-month grace period (during which only interest will be payable); ii) the modification of the interest rate by the Libor rate plus 6.5%; iii) the determination of capital amortization repayments over a 60-month period (to derive constant debt services);
-	the obligation to complete the closing of the combined cycle within a term of 30 months, the breach of this obligation resulting in the acceleration of the VRDs;
-	the incorporation of additional collection rights regarding both the open and the closed-cycle power purchase agreements;
-	establishing that payments to the Trust should be transferred simultaneously, with the same payment priority and in the same kind than under the Syndicated Loan (and any other debt allowed under the Trust);
-	providing that upon the occurrence of a CAMMESA Event (pursuant to the definition of this term in the Trust Agreement): (i) CTB may request funds to meet the power plant’s operating expenses, and (ii) VRDs payments will be rescheduled in case funds received as collection rights are insufficient;
-	modifying the amount of the Reserve Fund (pursuant to the definition of this term in the Trust Agreement) to the amount equivalent to the estimate of the next two services under the VRDs.

In accordance with the commitment undertaken in the Trust Agreement, pursuant to a resolution dated October 24, 2019, the CNV authorized the cancellation of the Trustor’s VRDs, which was effected on October 29, 2019. Consequently, on October 31, 2019, the eighth amendment to the Trust Agreement was entered into in order to include the new payment schedule effective as from such cancellation.

As of the date of issuance of these Consolidated Financial Statements, IEASA holds VRDs with a face value of 473,291,331.

5.3.5.3 Syndicated loan

On June 25, 2019, in order to partially finance the obligations undertaken as a result of the award and execution of the works for the closing of the combined cycle at CTEB, Citibank, N.A., Banco de Galicia y Buenos Aires S.A.U., Banco Santander Río S.A., HSBC Bank Argentina S.A. and Industrial and Commercial Bank of China (Argentina) S.A., in their capacity as lenders (the “Lenders”), granted a syndicated loan to CTB in the amount of U$S 170 million maturing on June 26, 2022, with U$S 136 million accruing a fixed 10.25% interest rate and U$S 34 million accruing a variable LIBOR rate+6.25.

On June 25, 2019, the Company executed a share pledge agreement in favor of the Lenders. Additionally, on August 22, 2019, YPF and PACOGEN entered into an amendment to the pledge agreement to include VRD holders as beneficiaries.

CTB endorsed the insurance policy, which covers CTEB’s open cycle’s operating risk, so that secured creditors should be the recipients of any payment, compensation and/or damages under such policy.

Additionally, CTB and Citibank, N.A.’s Branch (incorporated in the Republic of Argentina), in its capacity as trustee and sole beneficiary of the lenders, executed a trust assignment security agreement, which includes the assignment of the collection rights assigned to the Trustor for up to 42% of the amount to be settled, which CTB is entitled to collect pursuant to the power purchase agreements, net of added-value tax.

Finally, in order to coordinate the execution of the rights shared by the VRD holders and the Lenders under the Share Pledge Agreement and the endorsement of the policy, on August 22, 2019 BICE Fideicomisos S.A., in its capacity as Trustee under the Enarsa-Barragán Trust, executed with the Lenders an inter-creditor agreement that includes certain commitments regarding the exercise of its rights associated with the distribution of funds collected as a result of the possible execution of the guarantees shared by the VRD holders and the Lenders, and their interests in the payments to be made under such guarantees.

5.3.5.4 Granted guarantees

YPF and Pampa jointly guarantee, at 50% each, the timely and proper performance of all payment obligations under i) the Financial Trust Agreement, and ii) the Syndicated Loan Agreement, in case the closing of the combined cycle’s commissioning is not achieved i) within 30 months as from the seventh amendment to the agreement’s effective date, and ii) by December 26, 2021, respectively.

5.3.6 Other interest in Associates

5.3.6.1 Interests in mixed companies in Venezuela:

Interests in Petroritupano S.A. (22%), Petrowayú S.A. (36%), Petroven-Bras S.A. (34.49%) and Petrokariña S.A. (34.49%), companies organized as a result of the migration of operating agreements regulating the exploitation in Venezuela of the Oritupano Leona, La Concepción, Acema and Mata areas, respectively, were incorporated with the purchase of PPSL’s capital stock.

Given that as of the date of the acquisition of PPSL, the authorizations regarding the change of indirect control by the Government of Venezuela were not obtained, and considering the fact that the contracts of mixed companies provide the mandatory transfer of the shares for these cases, the Company has determined market value for its investment as of the date of acquisition was zero, considering: i) the monetary and fiscal policies implemented by the Venezuelan government together with the significant drop in international oil prices since 2014 that have eroded the ability of the mixed companies to efficiently operate the producing fields that resulted in increasing losses and reduction of equity in those investments, and ii) that there is very unlikely to acquire these assets in a stand-alone transaction, as conversion contracts establish that the transfer of direct control of the shares without obtaining prior approval of Venezuelan Government, implies that such participation is considered finished and all of the shares shall be transferred without any consideration in exchange for those shares.

Pampa has not recognized any share in the additional losses from these investments as it has not incurred any legal or implicit obligations or made any payments in the name of these mixed companies as from the acquisition date.

Additionally, under the agreements migration process, in 2006 the Venezuelan Government recognized in favor of the participating Company an interest-free severable and transferable credit in the amount of U$S 88.5 million which may be used to pay acquisition bonds under any new mixed company projects for the development of oil exploration and production activities, or licenses for the development of gas exploration and production operations in Venezuela. Since no projects have been undertaken for its use, negotiations for its transfer to third parties have been unsuccessful, and there are no other foreseen application alternatives, the Company keeps this credit valued at zero.

The Company has submitted the requested technical, legal and financial information, as well as development plans and financing proposals, to the consideration of CVPSA’s (Corporación Venezolana de Petróleo S.A.) majority shareholder, without obtaining, at the date of issuance of these Consolidated Financial Statements, the authorizations regarding the change of indirect control. Furthermore, CVPSA has expressed that, in view of the time elapsed, the Company should begin a new process for the presentation of plans under the guidelines to be provided by the Ministry of People’s Power for Oil of the Bolivarian Republic of Venezuela, which have not been informed to the Company yet. Given these circumstances, the Company has expressed to the Venezuelan Government’s authorities that it is no longer interested in submitting investments and/or financing proposals in mixed companies and that it is willing to negotiate the transfer of its shares to CVPSA. As of the date of issuance of these Consolidated Financial Statements, the Company has not received notifications in this regard.

5.3.6.2 Investment in OCP

The Company has an equity interest in OCP, an oil pipeline in Ecuador that has a transportation capacity of 450,000 barrels/day.

On December 6, 2018, OCP entered into a settlement agreement with the Republic of Ecuador to terminate all claims and legal actions brought by the parties regarding discrepancies with the Ecuadorian Treasury. This agreement stipulated a total settlement amount of U$S 182 million, of which U$S 64 million were offseted with receivables from income tax withholdings made by OCP in the 2004-2005 and 2007-2014 periods and U$S 7 million with a payment previously made by OCP corresponding to the determination of the 2003 fiscal year, and the remaining U$S 111 million were paid in cash in two installments. After satisfactorily meeting the stipulated obligations, on December 21, 2018, the parties executed a settlement agreement letter. As a result of the agreement, OCP has recorded profits for U$S 387 million.

In this regard, the Company has resumed recognising its 11.42% interest in OCP’s profits, through PEB, after recording previously unrecognized losses related to OCP´s negative equity, and being the investment valued at zero by the Company as a consequence of not making any capital contributions or financial assistance commitments to OCP, therefore, it has recognised profits for the participation in OCP’s results in the amount U$S 35 million as of December 31, 2018.

On the other hand, on December 5, 2018, and before the execution of the agreement between OCP and the Ecuadorian Government detailed above, the Company, through its subsidiary PEB, executed an agreement with Agip Oleoducto de Crudos Pesados BV (“AGIP”) for the purchase of shares representing 4.49% OCP’s capital stock and of the financial credit that AGIP held with respect to the subordinated debt issued by OCP, in consideration of a base price equivalent to U$S 1 (one U.S. dollar).

On June 20, 2019, after meeting of all precedent conditions the transaction was subject to, including the notification received by OCP on March 19, 2019 regarding the authorization by the Ecuadorian Government on March 8, 2019, the transaction was closed and registered with the Shareholders’ Registry Book.

Pursuant to the agreement, in case the above-mentioned financial credit was collected by PEB before its maturity in 2021, PEB should reimburse AGIP 50% or 25% of the collected amount if collection occurs in 2019 or 2020, respectively.

Taking into consideration the timeliness of the agreement with AGIP, which was executed prior to the reversal of the above-mentioned situation, the closing of the transaction involved the recognition of a profit of U$S 25 million under IAS 28.

In order to estimate the 4.49% share in the fair value of identifiable assets and liabilities assumed in OCP, PEB has calculated the present value of future cash flows expected to be obtained through the collection of dividends considering the concession term that extends until 2023 and a discount rate of 15.3%.

The following table details the consideration transferred and the fair value of the assets acquired and the profit recorded by PEB as of June 20, 2019:

in million U$S
Acquisition cost (1)	(0.4)
Contingent consideration (2)	(0.1)
Total consideration	(0.5)
Share value of the interest in the fair value of associates’s identifiable assets and liabilities	9.0
Financial credit with OCP	14.2
Dividends to be received	2.5
Assets fair value	25.7
Profit (3)	25.2

(1)	Including expenses paid by PEB to the Ecuadorian Government (Ministry of the Environment) of U$S 0.1 million for the granting of the authorization to transfer the shares held by AGIP and other advisory expenses related to the transaction.
(2)	Contingent consideration calculated based on the estimated of the likelihood of collection of the financial credit with OCP prior to maturity.
(3)	Disclosed under “Share of profit (loss) from associates and joint ventures”

Furthermore, as of December 31, 2019, PEB recorded an impairment loss regarding the 11.42% interest in OCP (before the acquisition of the additional 4.49%) of U$S 6.7 million in connection with the present value of future cash flows expected to be obtained from such interest. Thus, the book value does not exceed the investment’s recoverable value.

5.4     OPERATIONS IN OIL AND GAS CONSORTIUMS

5.4.1 General considerations

The Company is jointly and severally liable with the other participants for meeting the contractual obligations under these arrangements.

The production areas in Argentina are operated pursuant to concession production agreements with free hydrocarbons availability.

According to Law No.17,319, royalties equivalent to 12% of the wellhead price of crude oil and natural gas are paid in Argentina. The wellhead price is calculated by deducting freight and other sales related expenses from the sale prices obtained from transactions with third parties. This rate may increase from 3% to 4% depending on the producing jurisdiction and market value of the product.

5.4.2 Oil and gas participation details

As of December 31, 2019, the Company and associates are part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

			Participation
Name	Note	Location	Direct	Indirect	Operator	Duration Up To

Argentine production
Río Neuquén		Río Negro and Neuquén	31.43% and 33.07%	-	YPF	2027/2051
Sierra Chata		Neuquén	45.55%	-	PAMPA	2053
El Mangrullo		Neuquén	100.00%	-	PAMPA	2053
La Tapera - Puesto Quiroga		Chubut	35.67%	-	Tecpetrol	2027
El Tordillo		Chubut	35.67%	-	Tecpetrol	2027
Aguaragüe		Salta	15.00%	-	Tecpetrol	2023/2027
Gobernador Ayala		Mendoza	22.51%	-	Pluspetrol	2036
Anticlinal Campamento		Neuquén	15.00%	-	Oilstone	2026
Estación Fernández Oro		Río Negro	15.00%	-	YPF	2026
Río Limay este (Ex Senillosa) (4)		Neuquén	85.00%	-	PAMPA	2040
Veta Escondida y Rincón de Aranda		Neuquén	55.00%	-	PAMPA	2027
Rincón del Mangrullo		Neuquén	50.00%	-	YPF	2052

Foreign (1)
Oritupano - Leona		Venezuela	-	22.00%	PDVSA	2025
Acema		Venezuela	-	34.49%	PDVSA	2025
La Concepción		Venezuela	-	36.00%	PDVSA	2025
Mata		Venezuela	-	34.49%	PDVSA	2025

Argentine exploration
Parva Negra Este (2)		Neuquén	42.50%	-	PAMPA	2019
Chirete (3)		Salta	50.00%	-	High Luck Group Limited	2019
Río Atuel		Mendoza	33.33%	-	Petrolera El Trebol	2020
Borde del Limay (4)		Neuquén	85.00%	-	PAMPA	2015
Los Vértices (4)		Neuquén	85.00%	-	PAMPA	2015
Las Tacanas Norte		Neuquén	90.00%	-	PAMPA	2023

(1)   Participation in mixed companies in Venezuela (see Note 5.3.6.1).

(2)   In the process of requesting appraisal.

(3)   In the process of requesting an exploration concession.

(4)   In the process of being transferred to GyP.

5.4.3 New concessions and changes in oil and gas participations

5.4.3.1 Parva Negra Area

The exploration license for Parva Negra Este, an area located in the Province of Neuquén granted under concession to GyP and operated by Pampa since April 2014 for a term of 4 years, expired in the month of April 2018. As the original agreement had stipulated the possibility to extend it for a year, GyP requested such extension in due time and manner.

Upon the expiration of the exploration license’s extension in the month of April 2019, on March 29, 2019 GyP requested that the block should be classified as an evaluation block for a 3-year period.

5.4.3.2 Las Tacanas Norte area

On January 4, 2019, with the publication in the BO of Executive Order No. 2315/18 passed by the Executive Branch of the Province of Neuquén, this exploratory agreement, effective for a term of 4 years, entered into force. Pampa is the operator of Las Tacanas Norte area with a 90% interest, and GyP is the permit holder with a 10% interest.

The block has a 120 km2 surface and is adjacent to El Mangrullo block, which is currently operated by the Company. The accepted offer consists of a perforation of up to 8 wells with the objective toward Vaca Muerta formation, and other exploratory studies.

5.4.3.3 Río Atuel

As a result of the delay in the approval of the drilling project filed on December 19, 2018, Petrolera el Trebol, the area operator, on June 19, 2019 requested, to the applicable authorities, for the suspension of the term of the second exploratory period in progress. On June 7, 2019, the approval of the drilling project was obtained. On June 19, 2019, the suspension of the second exploration period requested was established by the relevant authorities, determining December 7, 2019 as the new expiration date.

Subsequently, upon operator´s request, on November 11, 2019, the Hydrocarbons Department granted a 12-months term extension, effective as from December 18, 2019, for the third exploratory period. In this same administrative decision, the applicable authority accepted the 50% reversal of the area.

5.4.3.4 Chirete

After the discovery of oil in late 2018, on February 22, 2019 the applicable authorities granted a 12-months term extension, effective as from November 18, 2018, for the third exploratory period. Since the field discovered in this block turned out to be commercially exploitable, on April 26, 2019 an application was filed for the granting of a hydrocarbon exploitation concession over the “Los Blancos” block, with a 95-km2 surface, and on April 30, 2019 a three-year extension of the third exploratory period for the permit’s remaining area was requested. which had been extended for 12 months from November 18, 2018. As of the date of issuance of these Consolidated Financial Statements, the above mentioned granting of exploitation concession is in process.

5.4.3.5 Anticlinal Campamento

On December 1, 2010, YPF, owner of the exploitation concession over the block, organized on December 1, 2010, a Joint Venture for the drilling of 9 wells, in which the company has a 15% interest. On August 1, 2019, the concession over the “Anticlinal Campamento” block was transferred from YPF to Oilstone Energía S.A, including the transfer of operations and agreements thus remaining unchanged Pampa´s participation in the Anticlinal Campamento.

5.4.3.6 Sierra Chata

On December 27, 2019, through Decree 129/19, the province of Neuquén has approved the assignment of Total Austral´s participation to Mobil Argentina SA, resulting in a Mobil participation of 54.4477% in the area.

5.5 Exploratory well costs

The following table provides the year end balances and activity for exploratory well costs, during the years ended December 31, 2019, 2018 and 2017:

	12.31.2019	12.31.2018	12.31.2017

At the beginning of the year	19	12	16
Increases	30	8	8
Transferred to development	(11)	-	(8)
Loss of the year	(5)	(1)	(1)

At the end of the year	33	19	15

Number of wells at the end of the year	9	7	7

5.6 Operations in Ecuador

As from 2006 the Ecuadorian government implemented far-reaching tax and regulatory reforms in connection with hydrocarbon activities, which involved material changes in the conditions set forth at the time of execution of participation agreements.

5.6.1 Amendatory Agreements and Law amending the Hydrocarbon Law

On October 31, 2008, EcuadorTLC, Teikoku Oil Ecuador and Petroecuador, among others, executed the Amendatory Agreements regulating the operation of Block 18 and Palo Azul while the parties negotiated the migration to a new contract modality.

As a result of the negotiation process mentioned above, the Company decided not to accept the final proposal received from the Ecuadorian government, as this is insufficient to migrate to Service Agreements in Block 18 and Palo Azul Unified Field. Consequently, through Resolution dated November 25, 2010 the Hydrocarbon Secretary notified EcuadorTLC the termination of the Participation Agreements and instructed Petroamazonas EP to undertake the operational transition process; the Ecuadorian government must compensate the terminated parties in an amount equivalent to unamortized investments adjusted by a variable rate and provides for a period of time for the Ecuadorian government and the terminated parties to work out the details of the termination payment.

After bringing several administrative and judicial proceedings, not having reached an agreement with the Ecuadorian government, EcuadorTLC, Cayman International Exploration Company and Teikoku Oil Ecuador, members of the joint operation, presented, on February 26, 2014 the request for arbitration against Ecuador and EP Petroecuador under the arbitration Rules of the United Nations Commission on International Trade Law.

On January 16, 2018 the Arbitration Court issued the Award, which determined a Settlement Value of U$S 176 million for EcuadorTLC based on its interest in the Block.

As regards the Arbitration, on March 19, 2018, the Republic of Ecuador and the Plaintiff Partners entered into an agreement (the “Agreement”) whereunder the Plaintiff Partners will not seek the collection of the Award in consideration of the award of consequential damages, which for EcuadorTLC consist of: (i) the release from tax and labor claims in dispute in the amount of U$S 132 million, and (ii) the additional collection of U$S 54 million in three installments payable in the months of March, April and May. Additionally, the parties agreed that EcuadorTLC would be the sole beneficiary of the collection of the amount of U$S 9 million corresponding to an obligation undertaken by Petromanabí (a member of the Block 18 Consortium but not a plaintiff). This receivable has not been recognized in view of its contingent nature.

Furthermore, the Republic of Ecuador has declared and recognized in the Agreement: (i) that the Agreement is fully valid and binding on the Republic of Ecuador, (ii) that any payment default by the Republic of Ecuador under the Agreement will enable the Plaintiff Partners to fully enforce the Final Award, and (iii) there are no other obligations pending performance regarding the operation and exploitation of Block 18 by the Plaintiff Partners.

As a result of the Agreement, the Company has disclosed net profits for U$S 40 million as of December 31, 2018, made up of: i) profits of U$S 133 million as consequential damages after writing off the receivable of U$S 53 million to be recovered from the Ecuadorian Government pursuant to the Amending Agreements, and ii) a U$S 93 million loss associated with the agreement to the terms of the tax claims assigned to EcuadorTLC in accordance with the Agreement.

As of May 3, 2018, EcuadorTLC has collected the three installments and has waived (without this implying an admission of facts or rights) the proceedings brought in the Ecuadorian Internal Revenue System Claims, and the Ecuadorian Government has made the withholding to cancel all tax debts. On September 20, 2019, through an official letter issued by the Ministry of Labor, EcuadorTLC was notified of the payment on employee participation profits from 2002 to 2010, to the former consortium workers.

5.6.2 Crude Oil Transportation Agreement with OCP

The Company holds a contract with OCP, whereby it assumed a commitment to an oil transport capacity of 80,000 barrels/day for a term of 15 years counted as from November 10, 2003.

The transport contract is a “Ship or Pay” contract, so the Company must meet its contractual obligations for the total volume agreed upon, regardless of the real volume transported, and has to pay, the same as the other producers, a rate that covers the operating costs and financial services of OCP, among others.

EcuadorTLC had the right to sell the transport capacity in the heavy crude oil pipeline (OCP) to mitigate the negative impact of its non-use. On December 31, 2008, the Company entered into a contract with Petroecuador whereby the Ecuadorian State assumed a commitment to charge, effective January 1, 2009, the available crude owned by it and transported through the heavy crude oil pipeline to the oil transport capacity hired by the Company, up to a maximum volume of 70,000 barrels/day. In addition, the Company sold transport capacity of approximately 8,000 barrels/day of oil for the period from July 2004 to January 2012. As a result of the contract non-compliance by the buyers, the Company is making the pertinent claims to Petroecuador. To such effect, a mediation proceeding has been brought before the Center for Mediation of the Attorney General’s Office of the Government of Ecuador sitting in the City of Quito.

In January 2018, EcuadorTLC assigned to the subsidiary Energía Operaciones ENOPSA S.A. (“ENOPSA”) a transportation capacity of 10,000 barrels/day, and ENOPSA declared the Equity Expropriation Event, whereby, under certain circumstances stipulated in the agreement, the Company, in its capacity as guarantor, will bear the payments for the capital charges associated with the assigned transportation capacity.

The agreement terminated on November 10, 2018 and, therefore collaterals held to ensure compliance with related financial commitments were gradually released as those commitments become extinguished.

5.6.3 Investment in OCP - Ecuador

The Company has a 15.91% equity interest in OCP, an oil pipeline in Ecuador that has a transportation capacity of 450,000 barrels/day.  See detail in Note 5.3.6.2.